Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation expense	$ 106,148	$ 130,637	$ 206,138	$ 253,547	$ 447,746	$ 568,028